As filed with the Securities and Exchange Commission on March 27, 1996
                                                Registration No. 33-7190
                                Investment Company Act File No. 811-4750
________________________________________________________________________

               SECURITIES AND EXCHANGE COMMISSION
                    Washington,  D.C.  20549

                            FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      | X |


                Post-Effective Amendment No.  18                 | X |

                               and

                REGISTRATION STATEMENT UNDER THE
                 INVESTMENT COMPANY ACT OF 1940                  | X |

                        Amendment No. 21                         | X |

                 FENIMORE ASSET MANAGEMENT TRUST
       (Exact Name of Registrant as Specified in Charter)

  111 North Grand Street, P.O. Box 399, Cobleskill, N.Y. 12043
            (Address of Principal Executive Offices)

         Registrant's Telephone Number:  (800) 453-4392

                     Allan S. Mostoff, Esq.
                     Dechert Price & Rhoads
                       1500 K Street, N.W.
                    Washington, D.C.  20005
             (Name and Address of Agent for Service)

                           Copies to:

                        Thomas O. Putnam
                     118 North Grand Street
                     Cobleskill, N.Y.  12043


It is proposed that this filing will become effective on April 1, 1996 pursuant to paragraph (b) of Rule 485.
__________________

* Registrant has elected to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2
under the Investment Company Act of 1940.   Registrant filed the notice
required by Rule 24f-2 with respect to its fiscal year ended December 31, 1995 on February 26, 1996.

                      CROSS REFERENCE SHEET
                  REQUIRED BY RULE 495 UNDER THE
                      SECURITIES ACT OF 1933


                 FENIMORE ASSET MANAGEMENT TRUST

     This filing relates solely to FAM Equity Income Fund (the "Equity Income Fund") a separate investment series of Fenimore Asset Management Trust (the "Trust") and contains the Prospectus and Statement of Additional Information relating solely to the Equity Income Fund. The Prospectus and Statement of Additional Information relating to FAM Value Fund (the "Value Fund") are not included in this filing.

                   Items Required by Form N-1A

Item Number in Part A                   Prospectus Caption


1.   Cover Page..............................Cover Page

2.   Synopsis................................Fund Expenses

3.   Condensed Financial
       Information...........................To be included by amendment

4.   General Description of
       Registrant............................General Information and
                                                Capital; Investment
                                                Objective and
                                                Investment Policies

5.   Management of the Fund..................General Information and Capital;
                                                Investment Objective and
                                                Investment Policies;
                                                Investment Advisor

5A.  Management's Discussion of
       Fund Performance......................Information will be included in the Annual Report of the
                                                Registrant

6.   Capital Stock and Other
       Securities............................How to Purchase Shares;
                                                Redemption of Shares; Federal
                                                Income Tax Status of Fund

7.   Purchase of Securities
       Being Offered.........................How to Purchase Shares;
                                                Purchases Through
                                                Selected Dealers

8.   Redemption or Repurchase................Redemption of Shares

9.   Pending Legal Proceedings...............Inapplicable


Item Number in Part B                        Statement of Additional
                                             Information Caption

10.  Cover Page..............................Cover Page

11.  Table of Contents.......................Table of Contents

12.  General Information and
       History...............................Investment Objective and
                                                Policies

13.  Investment Objectives and
       Policies..............................Investment Objective and Policies

14.  Management of the Fund..................History and Background of
                                                Investment Advisor

15.  Control Persons and Principal
       Holders of Securities.................Board of Trustees and Officers

16.  Investment Advisory and other
       Services..............................History and Background of
                                                Investment Advisor

17.  Brokerage Allocation....................Brokerage Allocations

18.  Capital Stock and Other
       Securities............................See Prospectus - General
                                                Information and Capital

19.  Purchase, Redemption and
       Pricing of Securities
       Being Offered.........................Purchase of Shares;
                                                Redemption of Shares

20.  Tax Status..............................Federal Tax Status

21.  Underwriters............................Inapplicable

22.  Calculations of Performance
       Data..................................Performance Information

23.  Financial Statements....................Financial Statements

                          FAM EQUITY INCOME FUND
   ------------------------------------------------------------------
   111 North Grand Street, P.O. Box 399, Cobleskill, New York   12043
            Telephone Number (800) 932-3271 or (518) 234-7462
                    Auto-Access Line (800) 453-4392

                         A No-Load Mutual Fund

                              PROSPECTUS

              The date of this prospectus is April 1,  1996

FAM EQUITY INCOME FUND is a diversified open end, no-load mutual fund that continuously offers its shares for sale to the public. As a no-load fund, shares purchased directly from the Fund are not subject to sales charges, commissions, or any deferred sales charges, and there are no 12b-1
service or distribution fees.   The Fund is a separate investment series of
Fenimore Asset Management Trust.

The investment objective of the Fund is to provide current income as well as long term capital appreciation for its shareholders by investing primarily (at least 65% of total assets) in income-producing equity securities. The Fund employs a "value approach" to common stock selection and under normal market conditions, will attempt to be fully invested in common stocks, preferred stocks and securities that are convertible into common stocks. The Fund's investment manager is Fenimore Asset Management, Inc.

This Prospectus has been designed to provide you with concise information that an investor should know about the Fund before investing. Please read the information carefully and retain this document for future reference.

A Statement of Additional Information for the Fund, dated this same date, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy is available without charge at the address and telephone numbers shown above.

Shares of the Fund are not deposits or obligations of, or insured, guaranteed, or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, entity or person. The purchase of Fund shares involves investment risks, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Investment Advisor:
Fenimore Asset Management, Inc.
118 North Grand Street
Cobleskill, New York   12043

                         TABLE OF CONTENTS



                                                                      Page

Fund Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .2
Investment Objective . . . . . . . . . . . . . . . . . . . . . . . . . .3
Investment Philosophy. . . . . . . . . . . . . . . . . . . . . . . . . .3
Investment Advisor . . . . . . . . . . . . . . . . . . . . . . . . . . .4
Investment Policies. . . . . . . . . . . . . . . . . . . . . . . . . . .5
Risk Factors and Special Considerations. . . . . . . . . . . . . . . . .5
How to Purchase Shares . . . . . . . . . . . . . . . . . . . . . . . . .6
Account Minimums . . . . . . . . . . . . . . . . . . . . . . . . . . . .6
Fund Purchases and Trade Date. . . . . . . . . . . . . . . . . . . . . .6
Net Asset Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . .6
Wire Instructions. . . . . . . . . . . . . . . . . . . . . . . . . . . .7
IRA and Retirement Accounts. . . . . . . . . . . . . . . . . . . . . . .7
Purchases Through Selected Dealers . . . . . . . . . . . . . . . . . . .7
Exchange Privilege . . . . . . . . . . . . . . . . . . . . . . . . . . .8
Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .8
Shareholder Services . . . . . . . . . . . . . . . . . . . . . . . . . .9
FAMVest Automatic Investment Plan. . . . . . . . . . . . . . . . . . . .9
Toll-Free Telephone Numbers and Auto-Access Line . . . . . . . . . . . .9
Fund Statements and Reports. . . . . . . . . . . . . . . . . . . . . . .9
Systematic Withdrawal Plan . . . . . . . . . . . . . . . . . . . . . . .9
Fund Policies. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
Signature Guarantees . . . . . . . . . . . . . . . . . . . . . . . . . 10
Address Changes. . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
Dividends and Capital Gains. . . . . . . . . . . . . . . . . . . . . . 10
Distribution Options . . . . . . . . . . . . . . . . . . . . . . . . . 10
Transferring Ownership of Shares . . . . . . . . . . . . . . . . . . . 11
Backup Withholding Instructions. . . . . . . . . . . . . . . . . . . . 11
Performance Information. . . . . . . . . . . . . . . . . . . . . . . . 11
Federal Income Tax Status of Fund. . . . . . . . . . . . . . . . . . . 12
General Information and Capital. . . . . . . . . . . . . . . . . . . . 12
Fund Auditors. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12
Distributor and Transfer Agent . . . . . . . . . . . . . . . . . . . . 13
Shareholder Servicing Agent. . . . . . . . . . . . . . . . . . . . . . 13
Broker Allocations . . . . . . . . . . . . . . . . . . . . . . . . . . 13

                           FUND EXPENSES



SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases           None
Sales Load Imposed on
   Reinvestment of Dividends              None
Exchange Fees                             None
               1
Redemption Fees                           None
Deferred Sales Load                       None


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

Management Fees                           1.0%
12b-1 Fees                                None
              2
Other Expenses                           0.50%
                             3
Total Fund Operating Expenses            1.50%

The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly.

Footnotes
---------
1) The Fund's custodian bank imposes an $8 wire redemption fee on shareholders who request a wire redemption from the Fund.

2) "Other Expenses" are based on estimated amounts for the Fund's current fiscal year.

3) The Fund's investment advisor has voluntarily agreed to temporarily limit the total operating expenses of the Fund to 1.50% of its average daily net assets for its current fiscal year. After December 31, 1996, this expense limitation may be terminated, continued, or modified by the Advisor in its sole discretion.


EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.

                 1 Year                   3 Years

                    $15                       $47

This example should not be considered a representation of past or future expenses or performance. Actual expenses and performance may be greater or lesser than those shown.

                           INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income as well as long term capital appreciation for its shareholders by investing primarily (at least 65% of its total assets) in income-producing equity securities. The Fund seeks to achieve its objective through a "value approach" to common stock selection. Under normal market conditions the Fund will attempt to be fully invested in common stocks, preferred stocks and securities that are convertible into common stocks that the Advisor believes have long term growth possibilities. The Fund's investment objective is a fundamental policy and, as such, it may not be changed without a vote of majority of the Fund's shareholders. The Fund's investment manager is Fenimore Asset Management, Inc.



                         INVESTMENT PHILOSOPHY

FAM's investment philosophy is to seek out well-managed, financially sound companies that it considers to be undervalued in the marketplace. Utilizing basic Graham and Dodd investment principles, FAM is categorized as a bottom-up value manager and strives to select companies that have reasonable long term growth expectations.

FAM's investment philosophy is based upon the five following tenets:


I.  UNDERVALUED OPPORTUNITIES

  FAM employs a "value approach" in making its common stock selections when it manages the Fund's assets. This approach is based upon FAM's belief that at any given point in time the securities of some companies sell at a discount from their true business worth. Factors considered include the company's current earnings and FAM's opinion as to its future earnings potential. After identifying a company whose securities are determined by FAM to have a favorable price-to-value relationship, FAM plans to invest the Fund's assets in such securities and to hold them until their intrinsic value becomes fully reflected in the market price of such securities.


II.  DIVIDEND YIELD AND STABILITY

  Recognizing that current income is important to shareholders, the Fund seeks out common stocks, preferred stocks, or other investments convertible into common stock, that provide reasonable income. FAM analyzes the historical dividend payout ratios of such securities, the growth of such ratios, and future potential dividends.

  Over time, dividend income has proven to be an important component of total return. Also, dividend income tends to be a more stable source of total return than capital appreciation. While the price of a company's common stock can be significantly affected by market fluctuations and other short term factors, its dividend payments usually have greater stability. For this reason, securities which pay a high level of dividend income are generally less volatile in price than securities which pay a low level of dividend income.

III.  FINANCIALLY STRONG COMPANIES

  FAM uses many criteria to determine the true business worth of a company, including cash flow and balance sheet analysis.
  Specifically, FAM will be seeking to invest Fund assets in companies that may have some or all of the following characteristics: high returns on capital, low debt structures, strong working capital positions, and a high level of insider ownership.


IV.  GOOD BUSINESSES

  FAM searches for businesses that are understandable, highly profitable, and are part of industry groups that can be fairly evaluated.


V.  ABLE MANAGEMENT TEAMS

  Some of the securities in which FAM invests are issued by companies which may not be well known to the general public or have strong institutional ownership or recognition. Before purchasing these securities FAM places considerable emphasis upon evaluating management's ability through personal conversations and/or meetings with corporate officers. Such conversations and/or meetings are extensive and continue throughout FAM's interest in the company and its securities. FAM also examines the amount of stock owned by insiders, including members of management.

Although the objective is to select stocks with these characteristics, FAM is aware that it is unrealistic to assume that each selection will have all or even several of the above characteristics.

FAM's investment approach requires patience on the part of the investor due to its investment philosophy which is long term in nature. The Fund is not an appropriate investment for those whose goal is to capitalize on short term market fluctuations or if short term market corrections would cause you to sell your shares.



                          INVESTMENT ADVISOR

The Fund retains Fenimore Asset Management, Inc. ("FAM"), a New York corporation majority-owned by Mr. Thomas O. Putnam, as its Investment
Advisor under an annual contract. FAM has been continuously offering investment advisory and consulting services under contract since 1975 to individuals, pension, profit sharing, IRA and Keogh plans, corporations, and non-profit organizations generally located in a service area that includes the continental United States. Mr. Putnam, FAM's principal investment professional, was born in 1944, has been actively employed as an investment advisor since 1975, and holds responsibilities for FAM's investment management and research activities. Mr. Putnam is the sole shareholder of FAM Shareholder Services, Inc., the Fund's shareholder servicing agent.
Paul C. Hogan, CFA, Fund co-manager, is employed by FAM, the Fund's advisor, as Investment Research Analyst. He has been actively involved in investment research activities since 1991. FAM employs a staff of experienced investment professionals to manage assets for other corporate and individual clients.

Mr. Putnam, as principal officer of FAM, serves as President and Chairman of the Board of Trustees of Fenimore Asset Management Trust. Under the terms of the investment advisory contract, FAM receives a monthly fee from the Fund equal to 1% per annum of the average daily market value of its net assets. The rate is consistent with that being charged by FAM to manage its other client accounts, but is higher than the fee charged by most investment companies. The fee has also been established in recognition that the advisor has agreed to assume certain expenses, including all distribution expenses of the Fund.

The Fund and the Advisor have jointly adopted a Code of Ethics which places certain express restrictions on the personal trading practices of personnel of both the Fund and the Advisor. This Code of Ethics complies in all material respects with the recommendations set forth in the 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute. The Fund and the Advisor have also developed procedures that provide for the administration and enforcement of the Code through the continuous monitoring of personal trading practices.

                            INVESTMENT POLICIES

In seeking to carry out its investment objective, the Fund will invest primarily (at least 65% of its total assets) in income-producing common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks. Under normal market conditions, the Fund will attempt to remain fully invested in such securities. To the extent the Fund invests in convertible securities, it will only acquire convertible issues having an S&P rating of A or better. The Fund may also invest up to 35% of its total assets in fixed-income securities. (For temporary defensive purposes, the Fund may invest all of its assets in fixed-income securities). Such fixed-income securities may include some or all of the following:


(1) U.S. Treasury notes, bonds or bills, which carry the full faith and credit of the U.S. government;


(2) securities issued by any of the agencies of the U.S. Government, such as the Federal National Mortgage Association and the Federal Home Loan Bank Board;


(3) deposits in or certificates issued by any member bank of the Federal Reserve System; and


(4) corporate bonds or notes of issuing companies that FAM has analyzed and believes to be financially sound, with such issues being either investment grade (i.e., ranked within the top three rating categories by one or more of the recognized credit rating agencies), or non-rated and issued by companies the FAM has analyzed and believes to be financially sound.


Among the types of common stocks that the Fund may invest in are the common stocks of real estate investment trusts. Real estate investment trusts may include equity real estate investment trusts, which generally invest in commercial real estate properties, and mortgage real estate investment trust, which generally invest in real estate related loans. Equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trust, while mortgage real estate investment trusts may be affected by the quality of credit extended.

The Fund may also invest in the shares of other investment companies, including closed-end investment companies. Purchases of the shares of other investment companies will be limited to 10% of the Fund's total assets, with investment in any single fund not to exceed 5% of the Fund assets at any one time. As a result of the Fund investing in other investment companies, shareholders of the Fund will bear not only their proportionate share of the operating and investment advisory expenses of the Fund, but they will also indirectly bear similar expenses of the underlying investment companies during the period while the Fund is invested in such investment companies.



                  RISK FACTORS AND SPECIAL CONSIDERATIONS

Under normal market conditions, the fund is expected to be fully invested in common stocks and securities that are convertible into common stocks. Accordingly, an investment in the Fund is subject to the type of market risk that is generally associated with equity investments. The value of the Fund's investments may be affected by changes in the value of the overall stock market such that the value of your investment upon redemption may be more or less than the initial amount invested. In addition, investors should be aware that there can be no assurance that the Fund will fulfill its investment objective.

                        HOW TO PURCHASE SHARES


ACCOUNT MINIMUMS

The initial minimum investment in the Fund is $10,000. The Fund offers regular investment accounts, Individual Retirement Accounts, SEP-IRAs, 403(b)(7) accounts, and Uniform Gift/Transfer to Minors accounts. For subsequent investments in the Fund the minimum is $50.


FUND PURCHASES AND TRADE DATE

To establish your account, complete and sign the appropriate application and mail it, along with your check made payable to FAM EQUITY INCOME
FUND, to: P.O. Box 399, Cobleskill, NY 12043. Please be sure to provide your Social Security or taxpayer identification number. Cash will not be accepted. To establish an account through a wire transfer please see "Wire Instructions". Any applications received not following the specific guidelines will be returned.

The date on which your purchase is credited is your trade date. For purchases made by check or Federal Funds wire and received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m.
Eastern time) the trade date is the date of receipt. For purchases received after the close of regular trading on the Exchange the trade date is the next business day. Shares are purchased at the Net Asset Value ("NAV") determined on your trade date.

The Fund reserves the right to reject purchase applications or to terminate the offering of shares made by this Prospectus if, in the opinion of the Board of Trustees, such termination and/or rejection would be in the best interest of existing shareholders. In the event that your check does not clear, your order(s) will be canceled and you may be liable for losses or fees incurred, or both. The FAM EQUITY INCOME FUND has a policy of waiving the minimum initial investment for Fund trustees and employees and affiliated persons (including family members) of the Advisor.

All applications to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted. The Fund does not accept telephone orders for the purchase of shares, and it reserves the right to reject applications in whole or in part. The Fund cannot be held responsible for having acted on instructions it believed were being made in good faith and will not cancel any trade (purchase or redemption) received in writing which is believed to be authentic.


NET ASSET VALUE

The Net Asset Value ("NAV") is calculated each day at the close of regular trading on the New York Stock Exchange and on such other days as there is sufficient trading in the Fund's portfolio of securities to materially affect its NAV per share. Securities in the Fund's portfolio will ordinarily be valued based upon market quotes. If quotations are not available, securities or other assets will be valued by a method which the Board of Trustees believes most accurately reflects fair value. The NAV per share is determined at each calculation by dividing the total market value of all assets, cash and securities held, less liabilities, if any, by the total number of shares outstanding that day.

WIRE INSTRUCTIONS

If you wish to wire funds to a new account with FAM EQUITY INCOME
FUND, please use the following instructions. Investors establishing new accounts by wire should first forward their completed Account Application to the Fund stating that the account will be established by wire transfer and the expected date and amount of the transfer. Further information regarding wire transfers is available by calling (800) 932-3271. FAM EQUITY
INCOME FUND must have receipt of a wire transfer no later than 4:00 P.M.
in order for the purchase to be made that same business day.


  Key Bank of New York
  ABA #021300077
  For further credit to account #32531 000 6565
  FAM EQUITY INCOME FUND
  Fund Investment for:  (Name and/or Account Number)


If you wish to wire funds to an existing account with the FAM
EQUITY INCOME FUND, please use the same instructions listed above.

IRA AND RETIREMENT ACCOUNTS

An individual having earned income and her or his spouse may each have one or more Individual Retirement Accounts, or "IRAs", the number and amounts limited only by the maximum allowed contribution per year.
Existing IRA accounts may be rolled over or transferred at any time into a new IRA account, which may be invested in Fund shares. Chase Manhattan
Bank, N.A. is empowered and agrees to act as custodian of shares purchased. Monies deposited into an IRA account may be invested in shares of the Fund upon the filing of the appropriate forms. Forms establishing IRAs, SEP
IRAs, and 403(b)(7) plans are available by calling the Fund at (800) 932-3271. The annual maintenance fee for IRAs and other retirement accounts is $15. Investors are urged to consult with a tax advisor in connection with the establishment of retirement plans.

Monies or deposits into other types of retirement plans and/or Keogh accounts may also be invested in Fund shares. However, the qualification and certification of such plans must first be prearranged by the investor's own tax specialists who would assist and oversee all plan compliance requirements. Although the Fund will endeavor to provide assistance to those investors interested in such plans, it neither offers nor possesses the necessary professional skills or knowledge regarding the establishment or compliance maintenance of retirement plans. Therefore, it is recommended that professional counsel be retained by the investor before investing such monies in shares of the Fund.

No signature guarantee is required if a shareholder elects to transfer an IRA, SEP IRA, or 403(b)(7) plan to another custodian or in the event of a mandatory distribution.


PURCHASES THROUGH SELECTED DEALERS

Certain Selected Dealers may effect transactions of the Fund. The Fund may accept orders from broker-dealers who have been previously approved by the Fund. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Fund. Although there is no sales charge levied directly by the Fund, broker-dealers may charge the investor a transaction-based fee for their services at either the time of purchase or the time of redemption. Such charges may vary amongst broker-dealers but in all cases will be retained by the broker-dealer and not remitted to the Fund or the Advisor. The Advisor may make payments to such companies out of its own resources to compensate these companies for certain administrative services provided in connection with the Fund. Shareholders who wish to transact through a broker-dealer should contact the Fund at (800) 932-3271 for further information.

EXCHANGE PRIVILEGE

You may exchange all or a portion of your shares into any other available
FAM Fund.  An exchange is treated as a redemption and a purchase;
therefore, you could realize a taxable gain or loss on the transaction. There are no fees charged in connection with such an exchange. Exchange requests are required to be made in writing and are accepted only if the registrations and the tax identification numbers of the two accounts are identical.
Minimum investment requirements must be met when opening a new account by exchange. If the shares you are exchanging are held in certificate form, you must return the certificate to your Fund prior to making any exchanges. Be sure that you read the prospectus for the Fund into which you are exchanging prior to making any exchanges. Please call FAM
Shareholder Services to request a Fund prospectus.

The exchange privilege is not designed to afford shareholders a way to play short term swings in the market. FAM Funds are not suitable for that purpose.


                         REDEMPTION OF SHARES

Shareholders wishing to redeem shares may tender them to the Fund any business day by executing a written request for redemption, in good order as described below, and delivering the request by mail or by hand to the Fund, 111 North Grand Street, P.O. Box 399, Cobleskill, NY 12043. The Fund does not offer telephone redemptions.

Definition of Good Order: Good order means that the written redemption request must include the following:

1.     The Fund account number, name, and social security or tax i.d.
       number.
2.     The amount of the transaction (specified in dollars or shares).
3. Signatures of all owners exactly as they are registered on the account.
4. Signature guarantees are required if the value of shares being redeemed exceeds $10,000; or if payment is to be sent to an address other than the address of record; or if payment is to be made payable to a payee other than the shareholder; or if there has been a change of address within 30 days of the request for redemption.
5. Certificates, if any are held, signed and containing a proper signature guarantee.
6. Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

Shareholders may sell all or any portion of their shares on any such business day that the NAV is calculated. Such shares will be redeemed by the Fund at the next such calculation after such redemption request is received and accepted by the Fund. When a redemption occurs shortly after a recent purchase made by check, FAM EQUITY INCOME FUND may hold the redemption proceeds beyond 7 days but only until the purchase check clears, which may take up to 15 days or more. If you anticipate redemptions soon after you purchase your shares, you are advised to wire funds to avoid delay.

The Fund reserves the right, however, to withhold payment up to seven (7) days if necessary to protect the interests and assets of the Fund and its shareholders. In the event the New York Stock Exchange is closed for any reason other than normal weekend or holiday closing of if trading on that exchange is restricted for any reason, or in the event of any emergency circumstances as determined by the Securities and Exchange Commission, the Board of Trustees shall have the authority and may suspend redemptions or postpone payment dates accordingly.

Redemption of shares may result in the shareholder realizing a taxable capital gain or loss. A $10 wire fee is charged to shareholders who wish to have the proceeds of their redemption wired to them.

                           SHAREHOLDER SERVICES

FAMVEST
AUTOMATIC INVESTMENT PLAN

The Fund offers FAMVest, an automatic investment plan whereby the Fund is authorized and instructed to charge the regular bank checking account of a shareholder on a regular basis to provide systematic additions to the Fund account of the shareholder. There is a minimum of $50 a month required to participate in FAMVEST. In addition, the bank at which the shareholder checking account is maintained must be a member of the Automated
Clearing House (ACH). While there is no charge to shareholders for this service, a charge of $10.00 may be deducted from a shareholder's Fund account in case of returned items. NOTE: Individual Retirement Account ("IRA") contributions made through FAMVest are assumed to be current year contributions. A shareholder's FAMVest may be terminated at any time without charge or penalty by the shareholder or the fund.


TOLL-FREE TELEPHONE NUMBERS
AND AUTO-ACCESS LINE

For your convenience, FAM EQUITY INCOME FUND offers two toll-free numbers.

            Live Line           (800) 932-3271

For shareholders who prefer the "human" touch, our live line is answered personally by an associate ready to assist you with your call. Our hours of operation are Monday through Friday 8:30 a.m. to 5:00 p.m. Eastern Standard time.

            Auto-Access Line    (800) 453-4392

For shareholders who prefer the convenience of automation, our Auto-Access line offers:

           *24-hour a day availability
           *latest closing price
           *automatic access to individual account balances and transactions


NOTE:   FAM EQUITY INCOME FUND does not allow telephone
purchases or redemptions.



FUND STATEMENTS AND REPORTS

The Fund will mail an updated account statement anytime there is a transaction in your account. Additionally, account statements are mailed to all shareholders on a quarterly basis. Financial reports of the Fund are mailed to all shareholders twice a year as of June 30 and December 31.



SYSTEMATIC WITHDRAWAL PLAN

For your convenience you may elect to have automatic periodic redemptions from your account. Shareholders who wish to participate in the systematic withdrawal plan must complete the appropriate form and return to the Fund 30 days prior to the first scheduled redemption.

                               FUND POLICIES

SIGNATURE GUARANTEES

For our mutual protection, signature guarantees may be required on certain written transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from "eligible guarantor institutions".

Eligible guarantor institutions include (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; or (4) institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature medallion program.

A signature guarantee cannot be provided by a notary public.

Signature guarantees will be required under the following circumstances:


 1.   Redemption of Shares IF:

        *   the value of shares being redeemed exceeds $10,000
        * payment is requested payable to a payee other than the shareholder of record
        * payment is to be sent to an address other than the address of record
        * an address change accompanies the redemption request or there has been a change of address on the account during the last 30 days
        * the shares are represented by a negotiable stock certificate


 2.   Transferring of Ownership and/or Account Name Changes



ADDRESS CHANGES

You may notify FAM EQUITY INCOME FUND of changes in your address of record either by writing us or calling our Shareholder Services Line. Because your address of record impacts every piece of information we send you, please notify us promptly. To protect you and FAM EQUITY
INCOME FUND, all requests to redeem shares, the proceeds of which are to be paid by check, made within 30 days of our receipt of an address change (including redemption requests that are accompanied by an address change) must be made in writing, signed by each person in whose name the shares are owned, and all signatures must be guaranteed.


DIVIDENDS AND CAPITAL GAINS

Net income dividends will be distributed on a quarterly basis normally in March, June, September, and December. Capital gains dividends are distributed in December.

DISTRIBUTION OPTIONS

For the convenience of our shareholders, all distributions will be automatically invested in additional shares unless indicated otherwise. Investors who want dividend and/or capital gains distributions sent to them in cash rather than reinvested must request so either on the account application at the time of the original purchase or in writing at least 7 business days prior to distribution. The written request must include the account number, name, social security or tax i.d. number, and the signature of all owners exactly as they are registered on the account.

TRANSFERRING OWNERSHIP OF SHARES

You may transfer ownership of your shares to another person or organization by written instructions to FAM EQUITY INCOME FUND, signed by all owners and with signature guaranteed. If the shares are represented by a negotiable stock certificate, the certificate must be returned with your transfer instructions.



                     BACKUP WITHHOLDING INSTRUCTIONS


Shareholders are required by law to provide the Fund with their correct Social Security or other Taxpayer Identification Number ("TIN"), regardless of whether they file tax returns. Failure to do so may subject a shareholder to penalties. Failure to provide a correct TIN or to check the appropriate boxes on the Account Application and to sign the shareholder's name could result in backup withholding by the Fund of an amount of income tax equal to 31% of distributions, redemptions, exchanges and other payments made to a shareholder's account. Any tax withheld may be credited against taxes owed on a shareholder's federal income tax return.

If a shareholder does not have a TIN, the shareholder should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished.

If a shareholder has been notified by the IRS that the shareholder is subject to backup withholding because the shareholder failed to report all interest and dividend income on his, her or its return, and the shareholder has not been notified by the IRS that such withholding should cease, the shareholder should complete the Account Application accordingly.

If a shareholder is exempt from backup withholding, the shareholder should provide proof of such exemption in a form acceptable to the Fund. Exempt recipients include: certain corporations, certain tax-exempt entities, certain tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

Payments reported by FAM EQUITY INCOME FUND that omit your Social
Security or Tax Identification Number will subject FAM EQUITY INCOME
FUND to a penalty of $50. This $50 charge will be deducted from your account if you fail to provide the certification by the time the report is filed. The penalty charge is not refundable.



                         PERFORMANCE INFORMATION


The Fund may include its yield and total return in advertisements or reports to shareholders or prospective investors. Quotations of average returns will be expressed in terms of average annual compounded rate of return on a hypothetical investment in the Fund over periods of one, five, and ten years (up to the life of the Fund), and will assume that all dividends and distributions are reinvested when paid. Total return may be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. Quotations of yield for the Fund will be based on the investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

                 FEDERAL INCOME TAX STATUS OF FUND

It is intended that the Fund will qualify for and elect the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code. To qualify the Fund generally must, among other things: (1) distribute to its shareholders at least 90% of its investment company taxable income at least annually; (2) invest and reinvest so that less than 30% of its gross income is derived from sales of securities held less than three months; and (3) invest its portfolio so that, at the end of each fiscal quarter, certain asset diversifications tests are satisfied.

In general, when all or a portion of the Fund's income and gains are paid out to shareholders such distributions are construed to be dividends in the hands of shareholders, taxable in most instances as ordinary income. Such distributions are taxable to shareholders whether received as cash or as additional shares. Dividends designated as capital gain dividends are taxed to shareholders as long term capital gains, weather received as cash or as additional shares. Certain dividends declared in October, November, or December of a calendar year and payable to shareholders of record in such a month are taxable to shareholders as though received on December 31st of that year if paid to shareholder during January of the following calendar year. The information you will require in order to correctly report the amount and type of dividends and distributions on your tax return will be provided by the Fund early each calendar year, sufficiently in advance of the date for filing your tax return.

For additional information relating to taxes, see "Federal Tax Status" in the Statement of Additional Information.



                      GENERAL INFORMATION AND CAPITAL

The FAM EQUITY INCOME FUND is a series of Fenimore Asset
Management Trust, which was organized as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 18, 1986.
The capitalization of Fenimore Asset Management Trust consists of an unlimited number of shares of beneficial interest. When issued, each share or fraction thereof is fully paid, non-assessable, transferable without restriction, and redeemable. As a Massachusetts business trust, the Fund is not required to hold annual meetings of shareholders. Trustees, however, will hold special meetings as required or as deemed desirable for the election of trustees or the possible change of fundamental policies. Under the provisions of the Fund's Declaration of Trust all shares are of the same class, and each full share has one vote. All shareholder inquiries should be directed to FAM EQUITY INCOME FUND, at the address and telephone number listed on the cover of this Prospectus.


                            FUND AUDITORS

McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017 has been appointed as the independent certified public accountant and auditor for the Fund.

                    DISTRIBUTOR AND TRANSFER AGENT

Fenimore Asset Management Trust, 111 North Grand Street, P.O. Box 399, Cobleskill, NY 12043, telephone number (800) 932-3271, acts as distributor of all shares issued and acts as Transfer Agent for all shares outstanding of the Fund.

                     SHAREHOLDER SERVICING AGENT

FAM Shareholder Services, Inc. serves as the Fund's shareholder servicing agent and, as such, provides various services in connection with the establishment and maintenance of shareholder accounts. For its services, FAM Shareholder Services, Inc. receives a monthly fee of $1.75 per shareholder account.


                         BROKER ALLOCATIONS

The placement of orders for the purchase and sale of portfolio securities will be made under the control of the Advisor of the Fund, subject to the overall supervision of the Board of Trustees. All orders are placed at the best price and best execution obtainable, except that the Fund shall be permitted to select brokers who provide economic, corporate and investment research services if in the opinion of the Fund's management and Board of Trustees, such placement serves the best interests of the Fund and its shareholders. Commissions paid to firms supplying such research may include the cost of such services. It is the policy of Fenimore Asset Management Trust, as approved by the Board of Trustees, to combine orders of the Fund with those of the Advisor's clients, where possible and in a manner designed to be equitable to each party.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of such State.

             STATEMENT OF ADDITIONAL INFORMATION

                            for

                   FAM EQUITY INCOME FUND


    111 North Grand Street, P.O. Box 399, Cobleskill, NY  12043
               Telephone Number (800) 932-3271.

                    A NO-LOAD MUTUAL FUND

                       April 1, 1996



FAM EQUITY INCOME [the "Fund"], is an open-end diversified, no-load management investment company and a series of Fenimore Asset Management Trust, a Massachusetts Business Trust.

This Statement of Additional Information is not a Prospectus but rather should be read in conjunction with the Prospectus dated the same date.
A copy may be obtained without charge from the Fund by calling or writing its corporate offices at the address and telephone number herein noted.

                            Table of Contents

         Investment Objective and Policies                      2
         Investment Restrictions                                3
         History and  Background of Investment Advisor          5
         Board of Trustees and Officers                         7
         Brokerage Allocations                                  8
         Net Asset Value Calculation                            8
         Purchase of Shares                                     9
         Redemption of Shares                                   10
         Performance Information                                10
         Financial Statements                                   10
         Federal Tax Status                                     11
         Appendix                                               12


Custodian:
Chase Manhattan, N.A.
New York, NY

               INVESTMENT OBJECTIVE AND POLICIES

It is the intention of the Fund to attempt to provide current income as well as long term capital appreciation for its shareholders by investing primarily (at least 65% of total assets) in income-producing equities or equivalents. Normally investments will be concentrated in common stocks, preferred stocks, and securities that are convertible into common stocks unless the stock market environment has risen to a point where the advisor to the Fund, Fenimore Asset Management, Inc., ("FAM"), can no longer find securities that have been determined by FAM to be undervalued. During such periods investments will be made in fixed-income investments until such time as more attractive investments can be found for purchase.

It is the opinion of FAM that reasonable current income and long term capital appreciation is achievable when common stocks, preferred stocks, and securities that are convertible into common stocks can be purchased near to, or at, a discount from their true business worth. Specifically, FAM will be seeking to invest Fund assets in companies that may have some or all of the following characteristics: (a) low price-to-earnings multiples relative to the market as a whole, based upon current and/or potential future earnings of the company; (b) high total returns on capital
and with low debt structures; and   sell at a market price per share that
is near or at a discount to the per share book value -- an accounting measure of economic worth. Although the objective is to select stocks with these characteristics, FAM is aware that it is unrealistic to assume that each selection will have all or even several of the above characteristics.

FAM believes that the success of a stock that has some of the above characteristics is dependent upon and invariably a reflection of the quality of management. Therefore, FAM spends time in an attempt to assess management's ability prior to making a commitment to its shares with Fund assets. The assessment may include an analysis of historical financial achievements of the company, direct discussions with management by telephone or in person, visitations to the company, conversations with security analysts who actively follow the company for investment brokerage firms, and discussions with competitors, suppliers, and customers of the company. While FAM feels this assessment technique to be clearly instrumental to the success of the investment, it should be recognized that judgments made by FAM are purely subjective in nature. Therefore, there can be no assurance that FAM will be successful in achieving the investment objectives for the Fund.

It is FAM's belief that the objective of reasonable current income and long term capital appreciation for its shareholders can only be achieved consistently over a long investment horizon. Typically, this will mean that a stock may be held for a three-to-five year period or longer if FAM, by its own determination, feels that the recognition of true business worth has not yet been attained in the stock's current market quotation. Thus, the Fund serves little purpose for investors who wish to take advantage of short term fluctuations in its net asset value per share.

Consistent with FAM's objective of providing current income as well as long term capital appreciation for Fund shareholders, FAM, from time to time, may also choose to invest up to 35% of its assets in fixed-income investments of the types more fully described in the Fund's Prospectus dated this same date. Such investments will be purchased and held during periods when FAM is unable to find stocks that it believes have return expectations commensurate with the risks that must be assumed by their continued retention. (More detailed information regarding certain types of fixed investment restrictions is contained in the Fund's Prospectus on page 4 under the section entitled "Investment Restrictions").

FAM recognizes that while the Fund remains small in size FAM may have greater flexibility in achieving its objective of providing reasonable current income as well as long term capital appreciation. As the Fund grows in size, it may become more difficult for FAM to find securities to invest in that meet the objectives of the Fund. This may also occur during periods when the stock market in general has been rising for a long period of time. Therefore, the Fund has reserved unto itself the right to limit its asset size by discontinuing sales of its shares at any time. The Board of Trustees of the Fund may suspend sales whenever in its collective wisdom it believes it necessary in order for the Fund to continue to adhere to its stated objective, or that for other reasons it would be in the best interests of Fund shareholders to do so. During such times as previously described, existing shareholders will not be prohibited from redeeming their shares or purchasing additional shares by exercising their right to reinvest any dividends which may be distributed by the Fund.

It should be clear to investors in Fund shares that FAM believes income is important in achieving its investment objective. The Fund's advisor is aware that annual distributions of capital gains and dividend/interest income earned on shares may result in a shareholder paying additional federal, state and/or local income taxes. (See Federal Tax Status on Page
15). Fund shareholders should understand that when FAM makes investment decisions, such tax considerations will be secondary to its objective. This policy is partly based upon a belief by FAM that such taxes and tax rates have little or no bearing on an individual company's attractiveness as an investment. It is also founded on FAM's belief that tax rates in general, are, or should be, of declining importance to the investment decision-making process, viewed in its widest sense. Tax deferred portfolios, like IRA and pension monies, are ideally suited for investment in shares of the Fund for these reasons.

At the present time the Fund has no authority to write, buy or sell options or futures against its share positions and any change in this investment approach must first be obtained from shareholders by consent of a majority of the votes cast. It has no plans at this time to deal in the options markets or to seek authorization from shareholders to do so.


                       INVESTMENT RESTRICTIONS

Under the terms of the By-laws of the Fund on file in its Registration Statement under the Investment Company Act of 1940, the Fund has adopted certain investment restrictions which cannot be changed or amended unless approved by the vote of a majority of its outstanding shares as set forth in its By-laws and in accordance with requirements under the Investment Company Act of 1940. Accordingly, the Fund will not:

(A)     Invest in the purchase and sale of real estate.

(B) Invest in commodities or commodity contracts, restricted securities, mortgages, or in oil, gas, mineral or other exploration or development programs.

(C) Borrow money, except for temporary purposes, and then only in amounts not to exceed in the aggregate 5% of the market value of its total assets taken at the time of such borrowing.

(D) Invest more of its assets than is permitted under regulations in securities of other registered investment companies, which restricts such investments to a limit of 5% of the Fund's assets in any one registered investment company, and 10% overall in all registered investment companies, in no event to exceed 3% of the outstanding shares of any single registered investment company.

(E) Invest more than 5% of its total assets at the time of purchase in securities of companies that have been in business or been in continuous operation less than 3 years, including the operations of any predecessor.

(F)     Invest or deal in securities which do not have quoted markets.

(G) Own more than 10% of the outstanding voting securities of any one issuer or company, nor will it, with at least 75% of its total assets, invest more than 5% of its assets in any single issue, valued at the time of purchase. This restriction shall not be applicable for investments in U.S. government or agency securities.

(H) Invest more than 25% of its assets valued at the time of purchase in any one industry or similar group of companies, except U.S. government securities.

(I) Maintain margin accounts, purchase its investments on credit or margin, or leverage its investments, except for normal transaction obligations during settlement periods.

(J) Make any investment for the purpose of obtaining, exercising or for planning to exercise voting control of subject company.

(K)     Sell securities short.

(L) Underwrite or deal in offerings of securities of other issuers as a sponsor or underwriter in any way. (Note: The Fund may be deemed an underwriter of securities when it serves as distributor of its own shares for sale to or purchase from its shareholders.)

(M) Make loans to others or issue senior securities. For these purposes the purchase of publicly distributed indebtedness of any kind is excluded and not considered to be making a loan.


In regard to the restriction marked as item (D) above, the Fund may invest in registered investment companies, including those organized as closed-end investment companies, and the Fund also plans to utilize computerized cash management services offered by its custodian, which services presently include reinvesting overnight and short term cash balances in shares of other registered investment companies, better known as "money market funds", whose primary objective is safety of principal and maximum current income from holding highly liquid, short term, fixed investments, principally U.S. government and agency issues.
The Fund will not be acquiring such shares as permanent investments but rather will be utilizing such services solely for convenience and efficiency as it tries to keep short term monies invested at interest only until such time as more permanent reinvestment can practically be made in the ordinary course of business. In any case, the Fund shall not so invest a greater percentage of its assets than is permitted by regulation, which is presently 5% of its total assets in any single fund nor more than 10% of its total assets in funds overall. As a result of the Fund investing in other investment companies, shareholders of the Fund will bear not only their proportionate share of the operating and investment advisory expenses of the Fund, but they will also indirectly bear similar expenses of the underlying investment companies during the period while the Fund is invested in such investment companies.

           HISTORY AND BACKGROUND OF INVESTMENT ADVISOR

The investment advisor to the Fund is Fenimore Asset Management, Inc., ("FAM"). The company is a New York corporation presently in business and practicing as an "Investment Advisor" and registered under the Investment Advisors Act of 1940 with the Securities and Exchange Commission and with the New York State Attorney General. FAM is majority owned by Mr. Thomas O. Putnam, its principal officer, who is also the principal officer and a trustee of the Fund. FAM was incorporated November 20, 1974, and has been continuously offering investment advisory services since the date of its formation under the direction and control of Mr. Putnam. The principal activity of FAM since 1974 has been to provide investment advisory and consulting services under contract to individuals, pension, profit-sharing, IRA and Keogh retirement plans, corporations, and non-profit organizations generally located in the service area that includes the continental U.S.

Mr. Thomas O. Putnam, FAM's principal investment professional, has been employed or active as an investment advisor since 1974, managing investment accounts for clients. He has held responsibilities as President and Director of FAM's investment management and research activities.
Mr. Putnam completed his undergraduate studies at the University of Rochester, Rochester, NY, from which he earned a Bachelor of Arts
Degree in Economics in 1966. He completed graduate work at Tulane University, New Orleans, Louisiana, from which he received an MBA
in 1968.   Paul C. Hogan, CFA, Fund co-manager, is employed by FAM,
the Fund's advisor, as Investment Research Analyst.  Mr. Hogan has a
B.B.A. from St. Bonaventure University and an M.B.A. from SUNY
Binghamton.  He has been actively involved in investment research
activities since 1991.   FAM employs a staff of experienced investment
professionals to manage assets for other corporate and individual clients.

Since 1974, FAM, under the control and supervision of Mr. Putnam, has utilized a value investment approach for each client and/or each account. In the opinion of Mr. Putnam, reasonable current income and long term capital appreciation from investments will result if companies can be purchased at a significant discount from what he views as their true business worth. In this regard a company is researched almost as if the entire company could be purchased at current stock market prices.

Although it will never be the intention of the Fund to purchase controlling interests in any such company, it is Mr. Putnam's belief that this fundamental valuation approach removes emotionality from the investment decision-making process and minimizes the long term risk of the investment. Fundamental to this approach is the seeking of securities of companies that have: (1) demonstrated records of above-average growth of sales and earnings over the past 5 to 10 year span and are selling at a price which in the view of Mr. Putnam is at a discount from the true business worth of the company; (2) become severely depressed in the market because of adverse publicity and are thus selling at a deep discount to the perceived future potential value of the company; (3) the capability of achieving accelerated growth of earnings and the current price understates this potential. Future values may be 100% or more of the current price of the stock and recognition of these values may take three to five years or longer to be realized in the stock market.

It is the intention of Mr. Putnam to advise the Fund to attempt to follow a similar, though not exactly identical, approach. The primary difference is expected to be that the Fund will be freer to sell shares of issues that have achieved price targets and intends to do so, regardless of tax implications. Investment portfolios for individuals tend to be more constrained by such tax considerations under existing tax laws, thus turnover is most often at a rate that is well below published investment industry averages.

FAM will not invest assets of any other managed account in shares of the Fund except as directed in writing by a person unaffiliated to the Fund or to FAM, having authority to make such direction. Furthermore, FAM, its officers, directors and affiliated persons, will refrain from expressing any opinion to any other person or persons over whose assets FAM has investment advisory responsibilities and for which services it receives compensation. FAM, as investment advisor to the Fund, renders such services under contract that provides for payment to FAM of a fee, calculated daily and paid monthly, at the rate of 1% per annum of the Fund's assets, which rate is consistent with that being charged by FAM to manage its other client accounts but which is higher than the fee charged by most other investment companies. This contract is subject to the approval annually by the Fund's Board of Trustees and is terminable upon 30 days written notice, one party to the other.

The Fund is responsible for the fees of independent accountants, brokerage fees and the cost of a surety bond, as required by the
Investment Company Act of 1940.  Expenses of "interested" trustees shall always remain the responsibility of the investment advisor. The
Fund is responsible for the cost of its operation, including routine administrative expenses of mailing proxies and shareholder notices/reports, computer services and for record-keeping the shareholder ledgers and books. All employees of the investment advisor who perform duties for the Fund shall remain employees of the investment advisor, who shall bear all employment costs of such staff. If FAM ceases to operate for any reason or assigns the contract, such contract is automatically terminated. It is anticipated that total costs of operation will be restricted by regulations in those states in which the Fund
anticipates it will seek to be registered.   At  present  this  maximum  fee
restriction is believed to be 2 1/2% on the first $30 million of average net assets of the company, 2% of the next $70 million, and 1 1/2% of the remaining average net assets of the company.

               BOARD OF TRUSTEES

The names of Board of Trustees of the Fund, and their respective duties and affiliations are as follows:

                          Primary Occupation;
Name, Address, and Age    Business Affiliations         Position with the Fund
------------------------------------------------------------------------------
Thomas O. Putnam*         Chairman, Treasurer           Chairman of Board
P. O. Box 310             FAM                           President
Cobleskill, NY   12043
Age:  51

Diane C. Van Buren*       Investment  Management        Secretary
P. O. Box 310             Associate, FAM                Trustee
Cobleskill, NY   12043
Age:  38

John W. Krueger, CLU*     General Agent,                Trustee
P.O. Box 389              Krueger Ross Agency:
Albany,  NY  12201        Director, FAM
Age:  57

Bernard H. Zais, CLU      President, Zais Group         Trustee
PO Box 630
Colchester, VT  05446
Age: 80

Roger A. Hannay           President,                    Trustee
2440 Airport Road         Hannay Reels, Inc.
Westerlo, NY  12193
Age:  53

Kenneth E. Burhmaster     Chairman,                     Trustee
201 Mohawk Avenue         First National Bank
Scotia, NY 12302          of Scotia
Age: 80

        *Interested persons as defined under the 1940 Act.
Officers and Trustees of the FAM Value Fund own less than 1% of the Fund's shares outstanding. Trustees of the Fund not affiliated with FAM receive from the Fund a fee of $500 for each Board of Trustees meeting, $1,000 annual retainer, $200 for each committee meeting, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with FAM do not receive compensation from the Fund.


For the fiscal year ended December 31, 1995, the Trustees received the following compensation from the Fund* and from certain other investment companies (if applicable) that have the same investment advisor as the Fund or an investment advisor that is an affiliated person of the Fund's investment advisor:


Name of     Aggregate        Pension or      Est. Annual     Total
Trustee     Compensation     Retirement      Benefits upon   Compensation
            from the         Benefits        Retirement      from Registrant
            Fund             Accrued as                      and Fund
                             Part of Fund                    Complex Paid to
                             Expenses                        Trustees
_____________________________________________________________________________

Thomas O.
Putnam      $0               $0              $0              $0


John W.
Krueger     $0               $0              $0              $3,500


Bernard
H. Zais     $0               $0              $0              $3,900


Roger A.
Hannay      $0               $0              $0              $3,900


Diane C.
Van Buren   $0               $0              $0              $0


*The Fund did not commence operations until April 1, 1996.

                       BROKERAGE ALLOCATIONS

   It is the Fund's policy to allocate brokerage business to the best advantage and benefit of its shareholders. The President of the Fund and FAM shall be responsible for directing all transactions through brokerage firms of its choice. Further to that policy, all securities transactions are made so as to obtain the most efficient execution at the lowest transaction cost. Nothing in this policy, however, is to be construed to prohibit the Fund or FAM from allocating transactions to firms whose brokerage charges may include the cost of providing investment advisory or research or other legally permitted services which the Fund and FAM deem to be necessary and/or valuable to the successful management of its assets. Each buy or sell order will be placed according to the type, size and kind of order involved and as each condition may demand, so as to attempt to secure the best result for the Fund and its shareholders, all factors considered


                      NET ASSET VALUE CALCULATION

The net asset value per share is computed by dividing the aggregate market value of Fund assets daily, less its liabilities, by the number of portfolio shares outstanding. Portfolio securities are valued and net asset value per share is determined as of the close of business on the New York Stock Exchange ("NYSE"), which currently is 4:00 p.m. (New York City time), on each day the New York Stock Exchange is open and on any other day in which there is a sufficient degree of trading in Fund portfolio securities that the current net asset value per share might be materially affected by changes in portfolio securities values. NYSE trading is closed weekends and holidays, which are listed as New Years Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Portfolio securities listed on an organized exchange are valued on the basis of the last sale on the date the valuation is made. Securities that are not traded on that day, and for which market quotations are otherwise readily available, and over-the-counter securities for which market quotations are readily available, are valued on the basis of the bid price at the close of business on that date. Securities and other assets for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities may be valued on the basis of prices determined by procedures established by the Board of Trustees if it is the belief of the Board of Trustees that such price determination more fairly reflects the fair value of such securities. Money market instruments are valued at amortized cost which approximates market value unless the Board of Trustees determines that such is not a fair value.

The sale of shares of the Fund will be suspended during periods when the determination of its net asset value is suspended pursuant to rules or orders of the Securities and Exchange Commission, or may be suspended by the Board of Trustees whenever in its sole judgment it believes it is in the best interest of shareholders to do so.

                           PURCHASE OF SHARES

The initial minimum investment in the Fund is $10,000. The Fund offers regular investment accounts, Individual Retirement Accounts, SEP-IRAs, 403(b)(7) accounts, and Uniform Gift/Transfer to Minors accounts.

To begin an investment in the Fund complete the application form and sign it correctly, then deliver it by mail or in person to the Fund's principal office in Cobleskill, New York. A copy of the application form is available to prospective investors upon request to Fenimore Asset Management Trust, which is the sole distributor of Fund shares. The offering price of such purchases will be at the net asset value per share next determined after receipt by the Fund of a valid purchase order. The date on which the application is accepted by the Fund and the net asset value determination at the close of business on that date shall determine the purchase price and shall normally be the purchase date for shares. Payment for shares purchased shall be by check or receipt of good funds by the Fund, which reserves the right to withhold or reject requests for purchases for any reason, including uncollectible funds. Cash will not be accepted. In the event of a cancellation of any purchase due to uncollectible funds, the purchaser shall be liable for all administrative costs incurred and for all other losses or charges for such invalid transfer and/or purchase.

Subsequent Purchases: Purchases of shares made subsequent to an initial purchase may be made by mail to the Fund at its current address. All subsequent purchases must be made in amounts of no less than $50, and such amounts shall be due and payable in good funds to the Fund on the purchase date.

Reinvestment: The Fund will automatically reinvest all dividend distributions to shareholders in additional shares of the Fund at net asset value as next determined as of the close of business on the payment date of such dividend distribution, unless otherwise instructed by the shareholder in writing prior to the record date for such distributions. Pursuant to the Prospectus, net income dividends will be distributed on a quarterly basis normally in March, June, September, and December. Capital gains dividends are distributed in December.


Fractional Shares: When share purchases or redemptions are made or when cash is requested by a shareholder, shares will be issued or redeemed respectively, in fractions of a share, calculated to the third decimal place. (Example: $2,000 invested in shares at a net asset value of $11.76 per share will purchase 170.068 shares.)

Issuance of Share Certificates: Because of the added costs involved the Fund does not issue share certificates to shareholders. All shares are held in an account maintained by the Fund itself, as is the custom within the mutual fund industry.

                          REDEMPTION OF SHARES

Shareholders may sell all or a portion of their shares to the Fund on any day that NAV is calculated and such redemptions will be made in the manner as described in detail in the Fund's Prospectus. All redemptions are subject to the terms and conditions as set forth therein.



                       PERFORMANCE INFORMATION

The Fund may, from time to time, include its total return in advertisements or reports to Shareholders or prospective investors. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T =the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Performance information for the Fund may be compared, in reports and promotional literature, to: (I) the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance,investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculation is based. Performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.


                          FINANCIAL STATEMENTS

Copies of any and all Financial Statements may be obtained upon request and without charge from the Fund at the address and telephone provided on the cover of this Statement of Additional Information.

                           FEDERAL TAX STATUS

It is intended that the Fund will qualify for and elect the special treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code. In any fiscal year in which the Fund so qualifies, the Fund (but not its shareholders) will be generally relieved of paying Federal income taxes on its income and gains it pays as dividends to shareholders.
In order to avoid a 4% Federal excise tax, the Fund intends to distribute each calendar year substantially all of its income and gains. Dividends paid to shareholders by the Fund are in effect distributions of income and gains. Capital gains realized by the Fund that are distributed as dividends to shareholders are likewise taxable to shareholders, and all dividends received by shareholders, regardless of whether a shareholder chooses to take them in cash or as additional shares, are normally subject to tax. Distributions by the Fund to its shareholders of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that are designated as capital gains dividends are taxable as long-term capital gains whether distributed to shareholders in cash or whether distributed in additional shares.

From the standpoint of the shareholder who sells shares back to the Fund as a redemption, the tax treatment will depend upon whether or not the investment is considered a capital asset in the hands of the shareholder. In most cases this would be true, and in that event, a sale by a shareholder of shares will be treated as a capital gain or loss for tax purposes. Advice from shareholder's own tax counsel is recommended regarding the taxability of distributions and redemptions. For tax purposes the Fund shall endeavor to notify all shareholders near the beginning of each calendar year of all amounts and types of dividends and distributions paid out during the prior calendar year.

The preceding discussion relates only to Federal income taxes. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above.
This discussion does not purport to deal with all of the tax consequences applicable to the Fund or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                                APPENDIX

Bond Rating Categories as Defined by Standard & Poor's (S & P) are quoted in part and inserted herein for the information of potential investors in the Fund as a reference as follows:

An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligers such as guarantors, insurers or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or availability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.     Nature of and provisions of the obligor;

III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors rights.

AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                              PART C

                        OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements

               (1)  Part A:
                    Selected Financial Information: to be filed by amendment

               (2)  Part B:
                    Financial Statements:  to be filed by amendment

          (b)  Exhibits

               (1)  Declaration of Trust
                           1
               (2)  By-Laws

               (3)  Not Applicable
                                              1
               (4)  Specimen Share Certificate

               (5)  Investment Advisory Agreement

               (6)  Not Applicable

               (7)  Not Applicable
                                       1
               (8)  Custodian Agreement

               (9)  (a) Shareholder Services Agreement
                    (b) Fund Accounting Agreement
                                                  2
               (10) Opinion and consent of Counsel

-------------
1.  Copies previously filed.
2.  To be filed by amendment.

                                                   2
               (11) Consent of Independent Auditors

               (12) Not Applicable

               (13) Not Applicable

               (14) Not Applicable

               (15) Not Applicable
                                              2
               (16) Computation of Performance
                                           2
               (27) Financial Data Schedule

Item 25.  Persons Controlled by or Under Common Control with Registrant

          Not applicable.

Item 26.  Number of Record Holders

          As of the date of this Registration Statement, there are no shareholders of record of the Fund's shares.

Item 27.  Indemnification

          Reference is made to Article IV, Section 4.3, of the Registrant's Declaration of Trust.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Adviser

          Fenimore Asset Management, Inc. serves as the investment adviser for the Registrant. The business and other connections of Fenimore Asset Management, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Fenimore Asset Management, Inc. as currently filed with the SEC which is incorporated by reference herein.

Item 29.  Principal Underwriter

          Not Applicable.

Item 30.  Location of Accounts and Records

          The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Fenimore Asset Management, Inc., and FAM Shareholder Services, Inc., 118 North Grand Street, Cobleskill, New York 12043.


Item 31.  Management Services

          Not Applicable.

Item 32.  Undertakings.

          (a)  Not Applicable.

          (b) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's Registration Statement under the Securities Act of 1933 or the date on which Registrant first sells its shares.

          (c) Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge, in the event that the information called for by Item 5A of Form N-1A has been presented in the Registrant's latest annual report to shareholders.

          (d) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholders communications provisions of Section 16(c) of the Investment Company Act of 1940.

                            SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 25th day of March, 1996.


                         FENIMORE ASSET MANAGEMENT TRUST


                    By:  /s/Thomas O. Putnam
                              Thomas O. Putnam, President*




*By:  /s/Patrick W.D. Turley
     Patrick W.D. Turley, as attorney-in-fact


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                     Title                         Date



/s/Thomas O. Putnam           President and            March 25, 1996
Thomas O. Putnam*             Chairman of the
                              Board of Trustees
                              (Principal Executive
                              Officer)

/s/John W. Krueger            Trustee                  March 25, 1996
John W. Krueger*



/s/Bernard H. Zais            Trustee                  March 25, 1996
Bernard H. Zais*

/s/Roger A. Hannay            Trustee                  March 25, 1996
Roger A. Hannay*


Kenneth E. Burhmaster         Trustee


/s/Diane C. Van Buren         Trustee and Treasurer    March 25, 1996
Diane C. Van Buren*           (Principal Financial
                              and Accounting Officer)




*By: /s/Patrick W.D. Turley
     Patrick W.D. Turley
     as attorney-in-fact


* Pursuant to power of attorney filed with Post-Effective Amendment No. 12 as filed on April 29, 1994.

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549


                             EXHIBITS
                              FILED
                               WITH

                 POST-EFFECTIVE AMENDMENT NO. 18
                             TO THE
                      REGISTRATION STATEMENT

                                OF

                 FENIMORE ASSET MANAGEMENT TRUST

                        INDEX TO EXHIBITS
              (for Post-Effective Amendment No. 18)


Exhibit No.
Under Part C
of Form N-1A                  Name of Exhibit
------------                  ---------------

5                             Investment Advisory Agreement

9(a)                          Shareholder Services Agreement

9(b)                          Fund Accounting Agreement

                             EXHIBIT 5
                  INVESTMENT ADVISORY AGREEMENT


     THIS AGREEMENT, made by and between Fenimore Asset
Management Trust (the "Trust"), a Massachusetts business trust, and Fenimore Asset Management, Inc. ("FAM"), a New York corporation:

                           WITNESSETH:

     WHEREAS, the Trust engages in the business of investing and reinvesting its assets and property in various stocks and securities, and

     WHEREAS, FAM engages in the business of providing investment advisory services and is registered and licensed to engage in such business;

     NOW, THEREFORE, in consideration of the mutual covenants herein contained, each of the parties hereto intending to be legally bound, it is agreed as follows:

     FIRST, the Trust hereby employs FAM for the period and on the terms as set forth in this Agreement, to render investment advisory services to its series fund known as "FAM EQUITY INCOME FUND" (the "Fund"), subject to the supervision and direction of the Board of Trustees of the Trust. FAM hereby accepts such employment and agrees, during such period, to render the services and assume the obligations and be paid compensation, as set forth and agreed herein. FAM, its directors, officers, employees and agents shall, for all purposes herein, be deemed to be providing services as an independent contractor, and shall, unless otherwise expressly provided and authorized, have no authority to act for, represent, or in any way be deemed an agent of the Trust.

     SECOND, as compensation for services to be rendered by FAM under the provisions of this Agreement, the Fund shall pay to FAM an annual fee, calculated daily and payable monthly, based on the average daily net assets the Fund, of 1.00%.

     THIRD, it is expressly understood and agreed that the services to be rendered by FAM under the provisions of this Agreement are not to be deemed to be exclusive, and that FAM shall be free to render similar or different investment services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

     FOURTH, it is understood and agreed that trustees, directors, officers, employees, agents, and shareholders of the Trust may be interested in FAM as trustees, directors, officers, employees, agents and/or as shareholders, and that trustees, directors, officers, employees, agents and shareholders of FAM may be interested in the Trust in the same way, and that FAM itself as an entity may be interested in one or more fund series of the Trust as a shareholder. Specifically, it is understood and agreed that trustees, directors, officers, employees, agents and shareholders of FAM may continue as trustees, directors, officers, employees, agents and shareholders of the Trust; that FAM, its trustees, directors, officers, employees, agents and shareholders may engage in other businesses, may render investment advisory services to other investment companies, or to any other corporations, associations, firms or individuals, and that FAM may render other services of any kind to any other investment company, corporation, association, firm, individual, or to any other fund series of the Trust or of any other registered investment company.

     FIFTH, FAM or any of its affiliated businesses or companies shall be permitted hereunder to charge the Trust fees for services such as but not limited to: the cost of maintaining the Fund's books, records and procedures; dealing with the Fund's shareholders; the payment of Fund dividends; transfers of Fund shares; reports or notices mailed to Fund shareholders; expenses of Fund stockholders meetings; Fund custodian fees; and all Fund regulatory and registration fees; Fund taxes; Fund legal fees; Fund officer remuneration; Fund office expenses and postage; PROVIDED, that in no event shall remuneration or payments of any kind in respect to the operation and maintenance of Fund to FAM, its affiliated companies or businesses or its interested trustees, directors, employees, officers or agents in one calendar year, be in an amount in excess of 2% of the average daily market value of the assets of the Fund. Trustees, officers, directors, employees and agents of FAM who are, or may in the future be, trustees, directors, officers, employees, agents or advisory board members of the Fund shall receive no compensation from the Trust for acting in such capacities for the Fund or for any other series of the Trust. In the conduct of the respective businesses of the parties hereto and in the performance of this Agreement, the Trust and FAM may share common facilities and personnel common to each other and it is agreed hereunder that costs, as and when applicable and subject to the limitations herein provided, for shared facilities are to be shared fairly and equitably.

     SIXTH, it is agreed hereunder that FAM shall give the Trust the benefit of its best judgment and efforts in rendering these services, and the Trust agrees as an inducement to undertake these services that FAM shall not be held liable hereunder for any mistake in judgment or any event whatsoever, provided that nothing herein shall be construed to remove legal remedies or to protect FAM against any liability to the Trust or to any Fund shareholders for FAM's willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder, or by reason of reckless disregard of its obligations hereunder.


     SEVENTH, it is mutually agreed by the parties hereto that this Agreement shall have an initial term of two years from the date below written, and it shall then continue in force and effect until and so long as the Board of Trustees and shareholders of the Trust vote to keep it in force, it being understood and agreed that this Agreement or any other similar Agreement as amended, must be approved as required by law and by the provisions of the Investment Company Act of 1940. Such approval by the Board of Trustees shall be by a majority of those holding office as a trustee of the Fund at the time or in the event of a vote by shareholders, by a vote of those representing a majority of the voting shares of the Fund outstanding.

     EIGHTH, it shall be agreed that this Agreement may be terminated at any time upon 30 days written notice, without payment of any penalty, by a unanimous vote of the Fund's Board of Trustees or by a vote of a majority of the outstanding voting shares of the Fund. This contract will automatically terminate in the event of its assignment (within the meaning of the Investment Company Act of 1940), which shall be deemed to include a transfer of control of FAM. Upon the termination of this Agreement, the obligations of the parties hereto shall cease and terminate as of the date of such termination, except for any obligation to respond for a breach of this Agreement committed prior to such termination and except for the obligation of the Trust to pay to FAM the fee provided herein, prorated to the date of termination.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be attested and their presence to be signed by their duly authorized trustees/officers this 1st day of April, 1996.


                                   FENIMORE ASSET MANAGEMENT
                                     TRUST, on behalf of
                                     FAM EQUITY INCOME FUND


Attest:_______________________     By:___________________________


                                   FENIMORE ASSET MANAGEMENT,
                                     INC.


Attest:_______________________     By:___________________________

                            EXHIBIT 9(a)
              SHAREHOLDER SERVICES AGREEMENT BETWEEN
                FAM SHAREHOLDER SERVICES, INC. AND
                 FENIMORE ASSET MANAGEMENT TRUST


     AGREEMENT dated as of April 1, 1996 between Fenimore Asset Management Trust, a Massachusetts business trust (the "Trust"), on behalf of its FAM Equity Income Fund series (the "Fund") and FAM Shareholder Services Inc., a New York corporation (the "Company").

                       W I T N E S S E T H:

     That for and in consideration of the mutual promises hereinafter set forth, the Trust and the Company agree as follows:

     1. Definitions. Whenever used in this Agreement, the following words and phrases, unless the context otherwise requires, shall have the following meanings:

          (a) "Authorized Person" shall be deemed to include any person, whether or not such person is an officer or employee of the Fund, duly authorized to give Oral Instructions or Written Instructions on behalf of the Fund as indicated in a certificate furnished to the Company pursuant to Section 4(b) hereof as may be received by the Company from time to time;

          (b) "Custodian" refers to the custodian and any sub-custodian of all securities and other property which the Fund may from time to time deposit, or cause to be deposited or held under the name or account of such custodian pursuant to the Custody
Agreement;

          (c) "Declaration of Trust" shall mean the Declaration of Trust of the Trust as the same may be amended from time to time;

          (d) "Oral Instructions" shall mean instructions, other than written instructions, actually received by the Company from a person reasonably believed by the Company to be an Authorized
Person;

          (e) "Shares" refers to shares of beneficial interest, par value $.001 per share, of the Fund; and

          (f) "Written Instructions" shall mean a written communication signed by a person reasonably believed by the Company to be an Authorized Person and actually received by the Company.

     2. Appointment of the Company. The Trust hereby appoints and constitutes the Company as shareholder servicing agent for the Fund, and the Company accepts such appointment and agrees to perform the duties hereinafter set forth.

     3.   Compensation.

          (a) The Fund will compensate or cause the Company to be compensated for the performance of its obligations hereunder in accordance with the fees set forth in the written schedule of fees annexed hereto as Schedule A and incorporated herein. Schedule A does not include out-of-pocket disbursements of the Company for which the Company shall be entitled to bill the Fund separately. The Company will bill the Fund as soon as practicable after the end of each calendar month, and said billings will be detailed in accordance with Schedule B. The Fund will promptly pay to the Company the amount of such billing.

          Out-of-pocket disbursements shall include, but shall not be limited to, the items specified in the written schedule of out-of-pocket expenses annexed hereto as Schedule B and incorporated herein. Schedule B may be modified by the Company upon not less than 30 days' prior written notice to the Fund. Unspecified out-of-pocket expenses shall be limited to those out-of-pocket expenses reasonably incurred by the Company in the performance of its obligations hereunder. Reimbursement by the Fund for expenses incurred by the Company in any month shall be made as soon as practicable after the receipt of an itemized bill from the Company.

          (b) Any compensation agreed to hereunder may be adjusted from time to time by attaching to Schedule A of this Agreement a revised Fee Schedule.

     4. Documents. In connection with the appointment of the Company, the Fund shall, on or before the date this Agreement goes into effect, but in any case, within a reasonable period of time for the Company to prepare to perform its duties hereunder, deliver or cause to be delivered to the Company the following documents:

          (a) All account application forms and other documents relating to Shareholder accounts or to any plan, program or service offered by the Fund;

          (b) A certificate identifying the Authorized Persons and specimen signatures of Authorized Persons who will sign
Written Instructions; and

          (c) All documents and papers necessary under the laws of New York, under the Declaration of Trust, and as may be required for the due performance of the Company's duties under this Agreement or for the due performance of additional duties as may from time to time be agreed upon between the Fund and the Company.

     5. Distributions Payable in Shares. In the event that the Board of Trustees of the Fund shall declare a distribution payable in Shares, the Fund shall deliver or cause to be delivered to the Company written notice of such declaration signed on behalf of the Fund by an officer thereof, upon which the Company shall be entitled to rely for all purposes, certifying (i) the number of Shares involved, and (ii) that all appropriate action has been taken.

     6. Duties of the Company. The Company shall be responsible for acting as service agent in connection with dividend and distribution functions and for performing shareholder account and administrative agent functions in connection with the Fund's Shares. The operating standards and procedures to be followed shall be determined from time to time by agreement between the Fund and the Company. Without limiting the generality of the foregoing, the Company agrees to perform the specific duties listed on Schedule C.

     7. Recordkeeping and Other Information. The Company shall create and maintain all necessary records in accordance with all applicable laws, rules and regulations.

     8. Other Duties. In addition, the Company shall perform such other duties and functions, and shall be paid such amounts therefor, as may from time to time be agreed upon in writing between the Fund and the Company. Such other duties and functions shall be reflected in a written amendment to Schedule C, and the compensation for such other duties and functions shall be reflected in a written amendment to Schedule A.

     9.   Reliance by the Company; Instructions.

          (a) The Company will be protected in acting upon Written or Oral Instructions reasonably believed to have been executed or orally communicated by an Authorized Person and will not be held to have any notice of any change of authority of any person until receipt of a Written Instruction thereof from an officer of the Fund.

          (b) At any time the Company may apply to any Authorized Person of the Fund for Written Instructions and may seek advice at the Fund's expense from legal counsel for the Fund or from its own legal counsel, with respect to any matter arising in connection with this Agreement, and it shall not be liable for any action taken or not taken or suffered by it in good faith in accordance with such Written Instructions or in accordance with the opinion of counsel for the Fund or for the Company. Written Instructions requested by the Company will be provided by the Fund within a reasonable period of time. In addition, the Company, or its officers, agents or employees, shall accept Oral Instructions or Written Instructions given to them by any person representing or acting on behalf of the Fund only if said representative is known by the Company, or its officers, agents or employees, to be an Authorized Person.

     10. Acts of God, etc. The Company will not be liable or responsible for delays or errors by reason of circumstances beyond its control, including acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdown beyond its control, flood or catastrophe, acts of God, insurrection, war, riots or failure beyond its control of transportation, communication or power supply.

     11. Duty of Care and Indemnification. The Fund will indemnify the Company against and hold it harmless from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit not resulting from the bad faith or negligence of the Company, and arising out of, or in connection with, its duties hereunder. In addition, the Fund will indemnify the Company against and hold it harmless from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit as a result of: (i) any action taken in accordance with Written or Oral Instructions, or any other instructions reasonably believed by the Company to be genuine and to be signed, countersigned or executed, or orally communicated by an Authorized Person; (ii) any action taken in accordance with written or oral advice reasonably believed by the Company to have been given by counsel for the Fund or by its own counsel; or
(iii) any action taken as a result of any error or omission in any record (including but not limited to magnetic tapes, computer printouts, hard copies and microfilm copies) delivered, or caused to be delivered by the Fund to the Company in connection with this Agreement.

     In any case in which the Fund may be asked to indemnify or hold the Company harmless, the Fund shall be advised of all pertinent facts concerning the situation in question and the Company will use reasonable care to identify and notify the Fund promptly concerning any situation which presents or appears likely to present a claim for indemnification against the Fund. The Fund shall have the option to defend the Company against any claim which may be the subject of this indemnification, and, in the event that the Fund so elects, such defense shall be conducted by counsel chosen by the Fund and satisfactory to the Company, and thereupon, the Fund shall take over complete defense of the claim and the Company shall sustain no further legal or other expenses in such situation for which it seeks indemnification under this Section 11. The Company will not confess any claim or make any compromise in any case in which the Fund will be asked to provide indemnification, except with the Fund's prior written consent. The obligations of the parties hereto under this Section shall survive the termination of this Agreement.

     12.  Term and Termination.

          (a) This Agreement shall be effective as of the date first written above and shall continue through December 31, 1997 and thereafter shall continue automatically for successive annual periods ending on December 31 of each year, provided such continuance is specifically approved at least annually by (i) the Fund's Board of Trustees or (ii) a vote of a "majority" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting such approval.

          (b) Either party hereto may terminate this Agreement by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than 60 days after the date of receipt of such notice. In the event such notice is given by the Fund, it shall be accompanied by a resolution of the Board of Trustees of the Fund, certified by the Secretary of the Fund, designating a successor. Upon such termination and at the expense of the Fund, the Company will deliver to such successor all relevant books, records, correspondence, and other data established or maintained by the Company under this Agreement in a form reasonably acceptable to the Fund, and will cooperate in the transfer of such duties and responsibilities, including provisions for assistance from the Company's personnel in the establishment of books, records and other data by such successor or successors.

     13. Amendment. This Agreement may not be amended or modified in any manner except by a written agreement executed by both parties.

     14. Subcontracting. The Fund agrees that the Company may, in its discretion, subcontract for certain of the services described under this Agreement or the Schedules hereto; provided that the appointment of any such agent shall not relieve the Company of its responsibilities hereunder.

     15.  Miscellaneous.

          (a) Any notice or other instrument authorized or required by this Agreement to be given in writing to the Fund or the Company shall be sufficiently given if addressed to that party and received by it at its office set forth below or at such other place as it may from time to time designate in writing.

                    To the Fund:

                    FAM Equity Income Fund
                    118 North Grand Street
                    Cobleskill, New York  12043
                    Attn:  Diane C. Van Buren

                    To the Company:

                    FAM Shareholder Services, Inc.
                    111 North Grand Street
                    Cobleskill, New York  12043
                    Attn:  Herbert L. Shultz, Jr.


          (b) This Agreement shall extend to and shall be binding upon the parties hereto, and their respective successors and assigns; provided, however, that this Agreement shall not be assignable without the written consent of the other party.

          (c) This Agreement shall be construed in accordance with the laws of the State of New York.

          (d) This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original;
but such counterparts shall, together, constitute only one instrument.

          (e) The captions of this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

          (f) It is understood and expressly stipulated that neither the holders of shares of the Fund nor any Trustee, officer, agent or employee of the Fund shall be personally liable hereunder, nor shall any resort be had to other private property for the satisfaction of any claim or obligation hereunder, as only the Fund shall be liable.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective corporate officers thereunder duly authorized as of the day and year first above written.


                              FENIMORE ASSET MANAGEMENT TRUST,
                                on behalf of FAM Equity Income Fund



                              BY:________________________________
                                 Thomas O. Putnam



ATTEST:_______________________
                   , Secretary




                              FAM SHAREHOLDER SERVICES, INC.



                              BY:________________________________
                                 Herbert L. Shultz, Jr.



ATTEST:________________________
                    , Secretary

                            Schedule A


FEES

  Shareholder account
  maintenance (per annum,
  prorated payable monthly)                        $18.00

                            Schedule B


OUT-OF-POCKET EXPENSES

     The Fund shall reimburse the Company monthly for the following out-of-pocket expenses:

     *    postage and mailing
     *    forms
     *    outgoing wire charges
     *    telephone and telecommunications costs
     *    courier services
     *    Federal Reserve charges for check clearance
     *    if applicable, magnetic tape and freight
     *    retention of records
     *    microfilm/microfiche
     *    stationery
     *    insurance
     * if applicable, terminals, transmitting lines and any expenses incurred in connection with such terminals and lines
     * all other miscellaneous expenses reasonably incurred by the Company

     The Fund agrees that postage and mailing expenses will be paid on the day of or prior to mailing as agreed with the Company. In addition, the Fund will promptly reimburse the Company for any other expenses incurred by the Company as to which the Fund and the Company mutually agree that such expenses are not otherwise properly borne by the Company as part of its duties and obligations under the Agreement.

                            Schedule C

DUTIES

AS SHAREHOLDER SERVICE AGENT FOR INVESTORS IN THE FUND, THE
COMPANY WILL:

     * Receive from the Fund or from a Shareholder, on a form acceptable to the Company, information necessary to record sales and redemptions and to generate sale and/or redemption confirmations;

     * Mail sale and/or redemption confirmations using standard forms;

     * Accept and process cash payments from investors, and clear checks which represent payments for the purchase of Shares;

     * Produce periodic reports reflecting the accounts receivable and the paid pending (free stock) items;

     *    Open, maintain and close Shareholder accounts;

     * Establish registration of ownership of Shares in accordance with generally accepted form;

     * Maintain monthly records of (i) issued Shares and (ii) number of Shareholders and their aggregate
          Shareholdings classified according to their residence in each State of the United States or foreign country;

     * Maintain and safeguard records for each Shareholder showing name(s), address, number of any certificates issued, and number of Shares registered in such name(s), together with continuous proof of the outstanding Shares, and reflecting all current changes; and provide all accounts with year-to-date and year-end historical confirmation statements;

     *    Redeem Shares and prepare and mail liquidation checks;

     * Pass upon the adequacy of documents submitted by a Shareholder or his legal representative to substantiate the transfer of ownership of Shares from the registered owner to transferees;

     *    Certify outstanding Shares to auditors;

     * In connection with any meeting of Shareholders, upon receiving appropriate detailed instructions and written materials prepared by the Fund and proxy proofs checked by the Fund, print proxy cards; deliver to Shareholders all reports, prospectuses, proxy cards and related proxy materials of suitable design for enclosing;

          receive and tabulate executed proxies; and furnish a list of Shareholders for the meeting;

     * Answer routine correspondence and telephone inquiries about individual accounts; prepare monthly reports for correspondence volume and correspondence data necessary for the Fund's Semi-Annual Report on Form N-SAR;

     * Maintain and furnish the Fund and its Shareholders with such information as the Fund may reasonably request for the purpose of compliance by the Fund with the applicable tax and securities laws of applicable jurisdictions;

     * Mail confirmations of transactions to investors and dealers in a timely fashion;

     * Pay or reinvest income dividends and/or capital gains distributions to Shareholders of record, in accordance with the Fund's and/or Shareholder's instructions, provided that:

               (a) The Fund shall notify the Company in writing promptly upon declaration of any such dividend and/or distribution, and in any event at least forty-eight (48) hours before the record date;

               (b)  Such notification shall include the
                    declaration date, the record date, the
                    payable date, the rate, and, if applicable, the reinvestment date and the reinvestment price to be used; and

               (c) Prior to the payable date, the Fund shall furnish the Company with sufficient fully and finally collected funds to make such distribution.

     * Prepare and file annual United States information returns of dividends and capital gains distributions (Form 1099) and mail payee copies to Shareholders; report and pay United States income taxes withheld from distributions made to nonresidents of the United States; and prepare and mail to Shareholders the notice required by the U.S. Internal Revenue Code as to realized capital gains distributed and/or retained, and their proportionate share of any foreign taxes paid by the Fund;

     *    Set up wire order trades on file;

     *    Receive payment for trades and update the trade file;

     *    Produce delinquency and other trade file reports;

     * Sort and print Shareholder information by state, social code, price break, etc.; and

     * Mail promptly the Statement of Additional Information of the Fund to each Shareholder who requests it, at no cost to the Shareholder.

                           EXHIBIT 9(d)
                FUND ACCOUNTING AGREEMENT BETWEEN
                FAM SHAREHOLDER SERVICES, INC. AND
                 FENIMORE ASSET MANAGEMENT TRUST


     AGREEMENT dated as of April 1, 1996 between Fenimore Asset Management Trust, a Massachusetts business trust (the "Trust"), on behalf of its FAM Equity Income Fund series (the "Fund") and FAM Shareholder Services Inc., a New York corporation (the "Company").

                       W I T N E S S E T H:

     That for and in consideration of the mutual promises hereinafter set forth, the Trust and the Company agree as follows:

     1. Appointment of the Company. The Trust hereby appoints and constitutes the Company as fund accounting agent for the Fund, and the Company accepts such appointment and agrees to perform the duties hereinafter set forth.

     2.   Compensation.

          (a) The Fund will compensate or cause the Company to be compensated for the performance of its obligations hereunder in accordance with the fees set forth in the written schedule of fees annexed hereto as Schedule A and incorporated herein. Schedule A does not include out-of-pocket disbursements of the Company for which the Company shall be entitled to bill the Fund separately. The Company will bill the Fund as soon as practicable after the end of each calendar month, and said billings will be detailed in accordance with Schedule B. The Fund will promptly pay to the Company the amount of such billing.

          Out-of-pocket disbursements shall include, but shall not be limited to, the items specified in the written schedule of out-of-pocket expenses annexed hereto as Schedule B and incorporated herein. Schedule B may be modified by the Company upon not less than 30 days' prior written notice to the Fund. Unspecified out-of-pocket expenses shall be limited to those out-of-pocket expenses reasonably incurred by the Company in the performance of its obligations hereunder. Reimbursement by the Fund for expenses incurred by the Company in any month shall be made as soon as practicable after the receipt of an itemized bill from the Company.

          (b) Any compensation agreed to hereunder may be adjusted from time to time by attaching to Schedule A of this Agreement a revised Fee Schedule.

     3. Documents. In connection with the appointment of the Company, the Fund shall, on or before the date this Agreement goes into effect, but in any case, within a reasonable period of time for the Company to prepare to perform its duties hereunder, deliver or cause to be delivered to the Company the following documents:

          (a) All fund accounting records, files and other materials necessary or appropriate for proper performance of the functions assumed by the Company under this Agreement;

          (b) All documents and papers necessary under the laws of New York, under the Trust's Declaration of Trust, and as may be required for the due performance of the Company's duties under this Agreement or for the due performance of additional duties as may from time to time be agreed upon between the Fund and the Company.

     4. Duties of the Company. The Company shall be responsible for acting as fund accounting agent for the Fund. The operating standards and procedures to be followed shall be determined from time to time by agreement between the Fund and the Company. Without limiting the generality of the foregoing, the Company agrees to perform the specific duties listed on Schedule C.

     5. Recordkeeping and Other Information. The Company shall create and maintain all necessary records in accordance with all applicable laws, rules and regulations.

     6. Other Duties. In addition, the Company shall perform such other duties and functions, and shall be paid such amounts therefor, as may from time to time be agreed upon in writing between the Fund and the Company. Such other duties and functions shall be reflected in a written amendment to Schedule C, and the compensation for such other duties and functions shall be reflected in a written amendment to Schedule A.

     7. Acts of God, etc. The Company will not be liable or responsible for delays or errors by reason of circumstances beyond its control, including acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdown beyond its control, flood or catastrophe, acts of God, insurrection, war, riots or failure beyond its control of transportation, communication or power supply.


     8. Duty of Care and Indemnification. The Fund will indemnify the Company against and hold it harmless from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit not resulting from the bad faith or negligence of the Company, and arising out of, or in connection with, its duties hereunder. In addition, the Fund will indemnify the Company against and hold it harmless from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit as a result of: (i) any action taken in accordance with written or oral advice reasonably believed by the Company to have been given by counsel for the Fund or by its own counsel; or (ii) any action taken as a result of any error or omission in any record (including but not limited to magnetic tapes, computer printouts, hard copies and microfilm copies) delivered, or caused to be delivered by the Fund to the Company in connection with this Agreement.

     In any case in which the Fund may be asked to indemnify or hold the Company harmless, the Fund shall be advised of all pertinent facts concerning the situation in question and the Company will use reasonable care to identify and notify the Fund promptly concerning any situation which presents or appears likely to present a claim for indemnification against the Fund. The Fund shall have the option to defend the Company against any claim which may be the subject of this indemnification, and, in the event that the Fund so elects, such defense shall be conducted by counsel chosen by the Fund and satisfactory to the Company, and thereupon, the Fund shall take over complete defense of the claim and the Company shall sustain no further legal or other expenses in such situation for which it seeks indemnification under this Section 8. The Company will not confess any claim or make any compromise in any case in which the Fund will be asked to provide indemnification, except with the Fund's prior written consent. The obligations of the parties hereto under this Section shall survive the termination of this Agreement.

     9.   Term and Termination.

          (a) This Agreement shall be effective as of the date first written above and shall continue through December 31, 1997 and thereafter shall continue automatically for successive annual periods ending on December 31 of each year, provided such continuance is specifically approved at least annually by (i) the Fund's Board of Trustees or (ii) a vote of a "majority" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting such approval.

          (b) Either party hereto may terminate this Agreement by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than 60 days after the date of receipt of such notice. In the event such notice is given by the Fund, it shall be accompanied by a resolution of the Board of Trustees of the Fund, certified by the Secretary of the Fund, designating a successor. Upon such termination and at the expense of the Fund, the Company will deliver to such successor all relevant books, records, correspondence, and other data established or maintained by the Company under this Agreement in a form reasonably acceptable to the Fund, and will cooperate in the transfer of such duties and responsibilities, including provisions for assistance from the Company's personnel in the establishment of books, records and other data by such successor or successors.

     10. Amendment. This Agreement may not be amended or modified in any manner except by a written agreement executed by both parties.

     11. Subcontracting. The Fund agrees that the Company may, in its discretion, subcontract for certain of the services described under this Agreement or the Schedules hereto; provided that the appointment of any such agent shall not relieve the Company of its responsibilities hereunder.

     12.  Miscellaneous.

          (a) Any notice or other instrument authorized or required by this Agreement to be given in writing to the Fund or the Company shall be sufficiently given if addressed to that party and received by it at its office set forth below or at such other place as it may from time to time designate in writing.

                    To the Fund:

                    FAM Equity Income Fund
                    118 North Grand Street
                    Cobleskill, New York  12043
                    Attn:  Diane C. Van Buren

                    To the Company:

                    FAM Shareholder Services, Inc.
                    111 North Grand Street
                    Cobleskill, New York  12043
                    Attn:  Herbert L. Shultz, Jr.

          (b) This Agreement shall extend to and shall be binding upon the parties hereto, and their respective successors and assigns; provided, however, that this Agreement shall not be assignable without the written consent of the other party.

          (c) This Agreement shall be construed in accordance with the laws of the State of New York.

          (d) This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original;
but such counterparts shall, together, constitute only one instrument.

          (e) The captions of this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

          (f) It is understood and expressly stipulated that neither the holders of shares of the Fund nor any Trustee, officer, agent or employee of the Fund shall be personally liable hereunder, nor shall any resort be had to other private property for the satisfaction of any claim or obligation hereunder, as only the Fund shall be liable.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective corporate officers thereunder duly authorized as of the day and year first above written.

                              FENIMORE ASSET MANAGEMENT TRUST,
                               on behalf of FAM Equity Income Fund



                              BY:________________________________
                                 Thomas O. Putnam


ATTEST:_______________________
                   , Secretary



                              FAM SHAREHOLDER SERVICES, INC.



                              BY:________________________________
                                 Herbert L. Shultz, Jr.



ATTEST:________________________
                    , Secretary

                            Schedule A


FEES


For fund accounting services                    .025% (accrued daily and
                                                payable monthly based
                                                upon the average daily
                                                net assets of the Fund)

                            Schedule B


OUT-OF-POCKET EXPENSES

     The Fund shall reimburse the Company monthly for the following out-of-pocket expenses:

      *    postage and mailing
      *    forms
      *    outgoing wire charges
      *    telephone and telecommunications costs
      *    courier services
      *    if applicable, magnetic tape and freight
      *    retention of records
      *    microfilm/microfiche
      *    stationery
      *    insurance
      * if applicable, terminals, transmitting lines and any expenses incurred in connection with such terminals and lines
      * all other miscellaneous expenses reasonably incurred by the Company

     The Fund agrees that postage and mailing expenses will be paid on the day of or prior to mailing as agreed with the Company. In addition, the Fund will promptly reimburse the Company for any other expenses incurred by the Company as to which the Fund and the Company mutually agree that such expenses are not otherwise properly borne by the Company as part of its duties and obligations under the Agreement.

                            Schedule C

DUTIES

AS FUND ACCOUNTING AGENT THE COMPANY WILL:

     1. Keep and maintain the following books and records pursuant to Rule 31a-1 of the Investment Company Act of 1940 (the "Rule"):

          (a) Journals containing an itemized daily record in detail of all purchases and sales of securities, all receipts and disbursements of cash and all other debits and credits, as required by subsection (b)(1) of the Rule;

          (b) General and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received as required by subsection
               (b)(2)(i) of the Rule;

          (c)  Separate ledger accounts required by subsections
               (b)(2)(ii) and (iii) of the Rule; and

          (d)  A monthly trial balance of all ledger accounts
               (except shareholder accounts) as required by subsection (b)(8) of the Rule.

     2. In addition to the maintenance of the books and records specified above, the Company shall perform the following accounting services:

          (a)  calculate the daily net asset value per share;

          (b)  calculate dividends and capital gain
               distributions, if any, when and as required;

          (c) calculate the yield, effective yield and total return, as applicable, and such other measure(s) of performance as may be agreed upon between the parties hereto; and

          (d) prepare and record, as of each time when the net asset value is calculated, a valuation of the assets in the Fund.

     3. The Company shall provide the Trust with the following reports:

          (a)  a current security position report;

          (b) a summary report of transactions and pending maturities (including the principal, cost, and accrued interest on each portfolio security in maturity date order);

          (c)  a current cash position and projection report;

          (d)  statement of assets and liabilities;

          (e)  statement of operations; and

          (f)  statement of changes in net assets.

     4. The Company shall prepare periodic reports to the Trust's shareholders and the SEC and such other reports as may be agreed to from time to time and provide information typically supplied in the investment company industry to companies that track or report the price, performance or other information with respect to investment companies.

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                      DECHERT PRICE & RHOADS
                       1500 K Street, N.W.
                     Washington, D.C.  20005
                          (202) 626-3300



                          March 27, 1996



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

     Re:  Fenimore Asset Management Trust (File No. 33-7190)

Dear Sir or Madam:

     Attached for filing on behalf of Fenimore Asset Management Trust (the "Trust"), pursuant to Rule 485(b) under the Securities Act of 1933, in electronic format, is one copy of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A for the Trust. This filing relates to the Trust's new series, FAM Equity Income Fund. No filing fee is required in connection with this filing.

     The Trust has specified on the cover of this filing that it is to become effective on April 1, 1996 pursuant to Rule 485(b). We have reviewed this Post-Effective Amendment and represent that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any questions or comments concerning this filing, please call the undersigned at (202) 626-3364 or Allan S. Mostoff at (202) 626-3310.


                                   Very truly yours,


                                   Patrick W.D. Turley


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